ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary of Components of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 214,733	$ 209,774	$ 299,089
Other comprehensive (loss) income	(361)	(3,800)	(4,766)
Amounts reclassified out of accumulated other comprehensive income	1,025	(6,484)	(6,131)
Other comprehensive (loss) income	(1,572)	2,424	1,811
Ending balance	217,103	214,733	209,774
Accumulated Other Comprehensive Loss
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(12,630)	(15,314)	(16,679)
Other comprehensive (loss) income	(1,385)	2,684	1,365
Ending balance	(14,015)	(12,630)	(15,314)
Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1,602	(626)	(610)
Other comprehensive (loss) income	1,654	(4,256)	(6,148)
Amounts reclassified out of accumulated other comprehensive income	1,025	(6,484)	(6,131)
Other comprehensive (loss) income	630	2,228	(16)
Ending balance	2,231	1,602	(626)
Foreign Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(14,231)	(14,687)	(16,069)
Other comprehensive (loss) income	(2,015)	456	1,382
Amounts reclassified out of accumulated other comprehensive income	0	0	0
Other comprehensive (loss) income	(2,015)	456	1,382
Ending balance	$ (16,246)	$ (14,231)	$ (14,687)